Guggenheim Total Return Bond Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Total Return Bond Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	518
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	$ 1,960